Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Cash Flows from Operating Activities:
Net income (loss)	$ (23,857)	$ 4,450	$ (4,238)	$ 7,308	$ (11,944)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision (benefit) for loan losses			(42)		368
Fair value adjustments of loans, notes and certificates, net	99	29	595	33	1
Change in loan servicing liability carried at fair value	2,776	731		936
Change in loan servicing asset carried at fair value	(986)	(153)		(534)
Stock-based compensation and warrant expense, net	25,889	3,345	1,110	6,490	660
Depreciation and amortization	6,620	907	236	1,663	150
Loss (gain) on sales of loans at fair value	2,110	(3,862)	(329)	(3,862)
Other, net	238		(118)	30	(43)
Loss on disposal of property, equipment and software	212
Purchase of whole loans sold at fair value	(1,096,592)	(246,571)	(9,290)	(442,362)
Proceeds from sales of whole loans at fair value	1,094,482	250,433	9,619	446,224
Net change in operating assets and liabilities excluding the effects of the acquisition:
Accrued interest receivable	(6,373)	(7,280)	(3,170)	(10,454)	(2,351)
Other assets	13,184	(153)	(649)	(21,021)	(1,468)
Due from related parties	(88)	(197)	(75)	(240)	(40)
Accounts payable	(1,107)	1,120	330	1,788	620
Accrued interest payable	7,982	7,871	4,070	11,063	2,604
Accrued expenses and other liabilities	10,806	5,532	1,558	4,077	357
Net cash provided by (used in) operating activities	35,395	16,202	(393)	1,139	(11,086)
Cash Flows from Investing Activities:
Purchase of loans at fair value	(1,534,276)	(1,115,774)	(598,622)	(1,618,404)	(320,014)
Purchase of loans at amortized cost					(1,064)
Principal payments of loans at fair value	739,505	341,256	160,787	511,232	105,306
Principal payments of loans at amortized cost			345		1,349
Proceeds from recoveries and sales of charged-off loans at fair value	5,178	1,180	247	1,716
Proceeds from recoveries and sales of charged-off loans at amortized cost			22
Payments for business acquisition, net of cash acquired	(109,464)
Net change in restricted cash	(11,432)	(1,264)	(2,622)	(4,724)	(4,000)
Purchase of property, equipment and software	(14,989)	(7,736)	(1,302)	(10,435)	(383)
Net cash used in investing activities	(925,478)	(782,338)	(441,145)	(1,120,615)	(218,806)
Cash Flows from Financing Activities:
Payable to investors	12,933	(1,593)	1,517	1,868	533
Proceeds from issuance of notes and certificates	1,534,010	1,115,694	606,862	1,618,269	319,704
Payments on notes and certificates	(732,342)	(339,048)	(163,946)	(504,330)	(101,950)
Payments on charged-off notes and certificates from recoveries/sales of related charged off loans at fair value	(5,153)	(1,139)	(219)	(1,669)
Proceeds from term loan, net of discount	49,813
Payment for debt issuance cost	(1,192)
Principal payments on term loan	(625)
Payments on loans payable			(370)		(2,601)
Prepaid offering costs	(1,887)
Repurchase of common stock			(12)
Proceeds from stock options exercised	2,997	1,531	864	1,715	158
Net cash provided by financing activities	923,458	775,771	462,845	1,116,224	247,800
Net (decrease) increase in cash and cash equivalents	33,375	9,635	21,307	(3,252)	17,908
Cash and cash equivalents, beginning of period	49,299	52,551	31,244	52,551	13,336
Cash and cash equivalents, end of period	82,674	62,186	52,551	49,299	31,244
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	244,531	116,746	52,511	176,195	28,063
Reclassification of loans at amortized cost to loans held at fair value			2,109
Non-cash investing activity-accrual of property, equipment and software, net	1,132			2,275
Non-cash financing activities-accruals for prepaid offering costs	1,053
Non-cash investing and financing activity-issuance of Series F convertible preferred stock for business acquisition	2,762
Series A Convertible Preferred Stock
Cash Flows from Financing Activities:
Proceeds from exercise of warrants			606	221	10
Series B Convertible Preferred Stock
Cash Flows from Financing Activities:
Proceeds from exercise of warrants			165
Common stock warrants
Cash Flows from Financing Activities:
Proceeds from exercise of warrants	101	326	34	150
Supplemental Disclosure of Cash Flow Information:
Non-cash exercise of warrants	86	137		137	2,345
Series D Convertible Preferred Stock
Cash Flows from Financing Activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs					31,946
Series E Convertible Preferred Stock
Cash Flows from Financing Activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs			17,344
Series F Convertible Preferred Stock
Cash Flows from Financing Activities:
Proceeds from issuance of convertible preferred stock, net of issuance costs	64,803
Preferred Stock B warrants
Supplemental Disclosure of Cash Flow Information:
Non-cash exercise of warrants			$ 102